PROPERTY PLANT AND EQUIPMENT	9 Months Ended
Sep. 30, 2023
Disclosure of detailed information about property, plant and equipment [abstract]
Property Plant and Equipment	Property, Plant and Equipment

(in millions)	Land and Land Improvements	Building and Leasehold Improvements	Equipment	Computer	Construction in Progress	Total
Cost
As of December 31, 2022	$122	$7,867	$22,569	$439	$3,384	$34,381
Additions	16	66	4	3	881	970
Transfers from construction in progress		594	957	5	(1,556)	—
Disposals	—	(25)	(225)	(1)	(14)	(265)
Effect of exchange rate changes	—	(2)	(4)	—	—	(6)
As of September 30, 2023	$138	$8,500	$23,301	$446	$2,695	$35,080
Net book value as of September 30, 2023	$95	$3,737	$4,033	$41	$2,688	$10,594

Accumulated Depreciation and Impairment
As of December 31, 2022	$39	$4,544	$18,804	$391	$7	$23,785
Additions	4	238	695	15	—	952
Disposals	—	(19)	(225)	(1)	—	(245)
Effect of exchange rate changes	—	—	(6)	—	—	(6)
As of September 30, 2023	$43	$4,763	$19,268	$405	$7	$24,486
For the three months ended September 30, 2023 and 2022, the depreciation expense of property, plant and equipment was $333 million and $358 million, respectively. For the nine months ended September 30, 2023 and 2022, the depreciation expense of property, plant and equipment was $952 million and $1 billion, respectively.